Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

			Average	Average	Value of Initial Fixed $100
			Summary	Compensation	Investment Based On:
			Compensation	Actually Paid
			Table Total for	to Non-PEO		Peer Group
	Summary	Compensation	Non-PEO	Named		Total	Net	Adjusted
	Compensation	Actually Paid	Named	Executive	Total	Shareholder	Income	EBIDTA (4)
	Table Total for	to PEO	Executive	Officers	Shareholder	Return	($ is in	($ is in
Year	PEO	(1)	Officers	(2)	Return	(3)	millions)	millions)
2022	11,055,991	6,582,240	2,906,394	1,397,507	158.85	168.26	1,177	2,648
2021	12,290,931	34,457,910	3,480,607	7,504,335	169.84	188.51	1,430	3,320
2020	11,083,293	18,363,349	2,809,887	4,015,291	99.12	206.63	(3,944)	117

(1) Mr. Gennette was the only executive officer included as a PEO for 2022, 2021 and 2020.

Amounts deducted from Summary Compensation Table Total for PEO to calculate Compensation Actually Paid to PEO for 2022, 2021 and 2020, respectively, include $0, $477,829 and $306,549 reflecting aggregate change in actuarial present value of benefit under defined benefit and actuarial pension plans, $8,333,532, $7,096,408 and $7,014,892 for value of stock awards and $0, $0 and $0 for value of “Option Awards.”

Amounts added to (or subtracted from) Summary Compensation Table Total for PEO to calculate Compensation Actually Paid to PEO for 2022, 2021 and 2020, respectively, include $7,556,274, $12,958,600 and $14,997,545 for fair value of RSU, PRSU and option awards granted in the year that remain outstanding and unvested at end of year, $(4,853,855), $11,659,895 and $1,575,897 for change in fair value during the year for RSU, PRSU and option awards granted in prior years that were outstanding and unvested at end of year, $566,026, $4,615,905 and $(681,779) for fair value of RSU, PRSU and option awards granted in prior or current year(s) and vested in the year, $0, $0 and $(1,290,166) for fair value of PRSU awards that failed to meet vesting conditions in the year and $591,336, $506,816 and $0 for dividends paid on earned PRSUs.

(2) The Named Executive Officers included in the calculation of Average Summary Compensation Table Total for Non-PEO Named Executive Officers were for 2022 – Adrian V. Mitchell (Chief Financial Officer), Elisa D. Garcia (Chief Legal Officer), Danielle L. Kirgan (Chief Transformation and Human Resources Officer) and Tony Spring (EVP, Macy’s, Inc. and Chairman and CEO Bloomingdale’s), for 2021 – Mr. Mitchell, Ms. Garcia, Ms. Kirgan, Mr. Spring and John Harper (former Chief Operations Officer), and for 2020 – Mr. Mitchell, Ms. Garcia, Mr. Harper, Ms. Kirgan, Felicia Williams (former interim CFO) and Paula A. Price (former CFO).

Amounts (as averages) deducted from Average Summary Compensation Table Total for Non-PEO Named Executive Officers to calculate Average Compensation Actually Paid to Non-PEO Named Executive Officers for 2022, 2021 and 2020, respectively, include $0, $69,328 and $72,698 aggregate change in actuarial present value of benefit under defined benefit and actuarial pension plans, $1,617,661, $1,177,505 and $1,383,889 for value of stock awards and $0, $0 and $0 for value of option awards.

Amounts (as averages) added to (or subtracted from) Average Summary Compensation Table Total for Non-PEO Named Executive Officers to calculate Average Compensation Actually Paid to Non-PEO Named Executive Officers for 2022, 2021 and 2020, respectively, include $1,466,783, $2,150,216 and $2,885,619 for fair value of RSU, PRSU and option awards granted in the year that remain outstanding and unvested at end of year, $(1,018,561), $2,241,813 and $184 for change in fair value during the year of RSU, PRSU and option awards granted in prior years that were outstanding and unvested at end of year, $(396,175), $811,260 and $(108,287) for fair value of RSU, PRSU and option awards granted in prior or current year(s) and vested in the year, $0, $0 and $(115,525) for fair value of PRSU awards that failed to meet vesting conditions in the year and $56,727, $67,272 and $0 for dividends paid on earned PRSUs.

Fair value at the relevant times of PRSU awards subject to achievement of performance conditions is based on the Company’s estimate of the probable outcome of units being earned. Assumptions used to estimate fair value of stock and option awards are the same as those disclosed as of the date of grant of the award.

(3) The peer group is the S&P Retail Select Index.

(4) We chose Adjusted EBITDA as our Company Selected measure for evaluating Pay versus Performance because it is a key metric in our Annual Incentive Plan. See “Non-GAAP Metrics” in “Compensation Discussion & Analysis” for definition of Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

(1) Mr. Gennette was the only executive officer included as a PEO for 2022, 2021 and 2020.

(2) The Named Executive Officers included in the calculation of Average Summary Compensation Table Total for Non-PEO Named Executive Officers were for 2022 – Adrian V. Mitchell (Chief Financial Officer), Elisa D. Garcia (Chief Legal Officer), Danielle L. Kirgan (Chief Transformation and Human Resources Officer) and Tony Spring (EVP, Macy’s, Inc. and Chairman and CEO Bloomingdale’s), for 2021 – Mr. Mitchell, Ms. Garcia, Ms. Kirgan, Mr. Spring and John Harper (former Chief Operations Officer), and for 2020 – Mr. Mitchell, Ms. Garcia, Mr. Harper, Ms. Kirgan, Felicia Williams (former interim CFO) and Paula A. Price (former CFO).

Peer Group Issuers, Footnote [Text Block]	(3) The peer group is the S&P Retail Select Index.
PEO Total Compensation Amount	$ 11,055,991	$ 12,290,931	$ 11,083,293
PEO Actually Paid Compensation Amount	$ 6,582,240	34,457,910	18,363,349
Adjustment To PEO Compensation, Footnote [Text Block]

Amounts deducted from Summary Compensation Table Total for PEO to calculate Compensation Actually Paid to PEO for 2022, 2021 and 2020, respectively, include $0, $477,829 and $306,549 reflecting aggregate change in actuarial present value of benefit under defined benefit and actuarial pension plans, $8,333,532, $7,096,408 and $7,014,892 for value of stock awards and $0, $0 and $0 for value of “Option Awards.”

Amounts added to (or subtracted from) Summary Compensation Table Total for PEO to calculate Compensation Actually Paid to PEO for 2022, 2021 and 2020, respectively, include $7,556,274, $12,958,600 and $14,997,545 for fair value of RSU, PRSU and option awards granted in the year that remain outstanding and unvested at end of year, $(4,853,855), $11,659,895 and $1,575,897 for change in fair value during the year for RSU, PRSU and option awards granted in prior years that were outstanding and unvested at end of year, $566,026, $4,615,905 and $(681,779) for fair value of RSU, PRSU and option awards granted in prior or current year(s) and vested in the year, $0, $0 and $(1,290,166) for fair value of PRSU awards that failed to meet vesting conditions in the year and $591,336, $506,816 and $0 for dividends paid on earned PRSUs.

Non-PEO NEO Average Total Compensation Amount	$ 2,906,394	3,480,607	2,809,887
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,397,507	7,504,335	4,015,291
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Amounts (as averages) deducted from Average Summary Compensation Table Total for Non-PEO Named Executive Officers to calculate Average Compensation Actually Paid to Non-PEO Named Executive Officers for 2022, 2021 and 2020, respectively, include $0, $69,328 and $72,698 aggregate change in actuarial present value of benefit under defined benefit and actuarial pension plans, $1,617,661, $1,177,505 and $1,383,889 for value of stock awards and $0, $0 and $0 for value of option awards.

Amounts (as averages) added to (or subtracted from) Average Summary Compensation Table Total for Non-PEO Named Executive Officers to calculate Average Compensation Actually Paid to Non-PEO Named Executive Officers for 2022, 2021 and 2020, respectively, include $1,466,783, $2,150,216 and $2,885,619 for fair value of RSU, PRSU and option awards granted in the year that remain outstanding and unvested at end of year, $(1,018,561), $2,241,813 and $184 for change in fair value during the year of RSU, PRSU and option awards granted in prior years that were outstanding and unvested at end of year, $(396,175), $811,260 and $(108,287) for fair value of RSU, PRSU and option awards granted in prior or current year(s) and vested in the year, $0, $0 and $(115,525) for fair value of PRSU awards that failed to meet vesting conditions in the year and $56,727, $67,272 and $0 for dividends paid on earned PRSUs.

Fair value at the relevant times of PRSU awards subject to achievement of performance conditions is based on the Company’s estimate of the probable outcome of units being earned. Assumptions used to estimate fair value of stock and option awards are the same as those disclosed as of the date of grant of the award.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]

Tabular List [Table Text Block]

Performance Measures

The most important financial performance measures used to link compensation actually paid to the Company’s Named Executive Officers with the Company’s performance for 2022 are as follows:

■	Adjusted EBITDA
■	Sales
■	Relative Total Shareholder Return

Total Shareholder Return Amount	$ 158.85	169.84	99.12
Peer Group Total Shareholder Return Amount	168.26	188.51	206.63
Net Income (Loss)	$ 1,177,000,000	$ 1,430,000,000	$ (3,944,000,000)
Company Selected Measure Amount	2,648,000,000	3,320,000,000	117,000,000
PEO Name	Mr. Gennette
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]

(4) We chose Adjusted EBITDA as our Company Selected measure for evaluating Pay versus Performance because it is a key metric in our Annual Incentive Plan. See “Non-GAAP Metrics” in “Compensation Discussion & Analysis” for definition of Adjusted EBITDA.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member]
Pay vs Performance Disclosure [Table]
Option Awards	$ 0	$ 0	$ 0
Pension	0	477,829	306,549
Stock Awards	8,333,532	7,096,408	7,014,892
PEO [Member] | Equity awards adjustments fair value of PRSU awards that failed to meet vesting conditions in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(1,290,166)
PEO [Member] | Equity awards adjustments fair value of RSU, PRSU and option awards granted in prior or current year(s) and vested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	566,026	4,615,905	(681,779)
PEO [Member] | Equity awards adjustments change in fair value during the year for RSU, PRSU and option awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,853,855)	11,659,895	1,575,897
PEO [Member] | Equity awards adjustments dividends paid on earned PRSUs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	591,336	506,816	0
PEO [Member] | Equity awards adjustments fair value of RSU, PRSU and option awards granted remain outstanding and unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,556,274	12,958,600	14,997,545
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Option Awards	0	0	0
Pension	0	69,328	72,698
Stock Awards	1,617,661	1,177,505	1,383,889
Non-PEO NEO [Member] | Equity awards adjustments fair value of PRSU awards that failed to meet vesting conditions in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(115,525)
Non-PEO NEO [Member] | Equity awards adjustments fair value of RSU, PRSU and option awards granted in prior or current year(s) and vested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(396,175)	811,260	(108,287)
Non-PEO NEO [Member] | Equity awards adjustments change in fair value during the year for RSU, PRSU and option awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,018,561)	2,241,813	184
Non-PEO NEO [Member] | Equity awards adjustments dividends paid on earned PRSUs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	56,727	67,272	0
Non-PEO NEO [Member] | Equity awards adjustments fair value of RSU, PRSU and option awards granted remain outstanding and unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,466,783	$ 2,150,216	$ 2,885,619